Summary Prospectus Supplement

October 7, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses dated April 30, 2021

Active International Allocation Portfolio

Advantage Portfolio

Asia Opportunity Portfolio

China Equity Portfolio

Counterpoint Global Portfolio

Developing Opportunity Portfolio

Emerging Markets Fixed Income Opportunities Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Global Concentrated Portfolio

Global Core Portfolio

Global Endurance Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Opportunity Portfolio

Global Permanence Portfolio

Global Real Estate Portfolio

Global Sustain Portfolio

Growth Portfolio

Inception Portfolio

International Advantage Portfolio

International Equity Portfolio

International Opportunity Portfolio

Permanence Portfolio

U.S. Real Estate Portfolio

US Core Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated June 30, 2021, as amended August 16, 2021

Next Gen Emerging Markets Portfolio

Effective October 29, 2021, the second sentence of the first, second or third paragraph, as relevant to Class IS eligibility, of the section of each Summary Prospectus entitled "Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients' assets in a single omnibus account, whether or not such plan is qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated July 14, 2021

Global Focus Real Estate Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated August 31, 2021

Multi-Asset Real Return Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated September 13, 2021

U.S. Focus Real Estate Portfolio

Please retain this supplement for future reference.

  IFICLISSUMPROSPT 10/21